Average Annual Total Returns{- Franklin Mutual European Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual European Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Past 10 years	MSCI Europe Value Local Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Value Local Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Value Local Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI Europe Local Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Local Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Local Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI Europe Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI Europe Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years
Total	15.28%	2.96%	5.00%	14.89%	2.30%	4.06%	9.81%	2.41%	4.08%	20.01%	3.34%	4.84%	21.70%	3.88%	5.37%	22.35%	4.53%	5.48%	[1]	22.28%	4.39%	5.89%	17.05%	[2]	5.03%	[2]	5.40%	[2]	23.75%	[2]	7.07%	[2]	7.20%	[2]	17.40%	[3]	2.78%	[3]	3.13%	[3]	23.77%	[3]	5.06%	[3]	5.17%	[3]

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI Europe Value Local Index-NR (net of taxes on dividends) is replacing the MSCI Europe Local Index-NR (net of taxes on dividends) as the Fund’s primary benchmark. The investment manager believes the composition of the MSCI Europe Value Local Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics.

[3]

3. The MSCI Europe Value Index-NR (net of taxes on dividends) is replacing the MSCI Europe Index-NR (net of taxes on dividends) as the Fund’s secondary benchmark. The investment manager believes the composition of the MSCI Europe Value Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics.